OTHER LONG TERM ASSETS (Schedule of Other Long Term Assets) (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Miscellaneous non-current assets [abstract]
Long term pre-paid expenses	$ 49	$ 40